DIGITAL ASSETS (Tables)	6 Months Ended
Mar. 31, 2026
DIGITAL ASSETS
Schedule of digital assets

The following table sets forth for the units held, costs basis, and fair value of digital assets held, as shown on the condensed consolidated balance sheet as of March 31, 2026:

Digital Assets	Number of
held:	Tokens	Cost	Fair value
BNB	2,186	$2,345,971	$1,335,076

Schedule of activity of digital assets

The following table summarizes the Company's digital asset holdings as of:

March 31, 2026
(unaudited)
Fair Value on - October 1, 2025	$—
Purchases	8,866,384
Transfer to custodian - derecognized	(4,025,456)
Loss from fair value measurement of BNB	(3,505,852)
Ending balance -March 31, 2026	$1,335,076